Investment Contracts - Summary of Investment Contracts (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment contracts without DPF
Total	[1]	¥ 255,434	¥ 232,500
Financial liabilities at amortised cost, category [member]
Disclosure of amounts arising from investment contracts [line items]
Investment contracts with DPF at amortised cost		59,129	57,153	¥ 53,688
Investment contracts without DPF
Investment contracts without DPF		196,296	175,335
Financial liabilities at fair value through profit or loss, category [member]
Investment contracts without DPF
Investment contracts without DPF		¥ 9	¥ 12

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.